Income taxes (Schedule of Components of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current income tax expense	$ 46,811	$ 47,488	$ 51,215
Deferred income tax expense	(7,974)	648	2,099
Income tax expense	$ 38,837	$ 48,136	$ 53,314